Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 123,163	$ 249,837
Accounts receivable (including $43,477 and $239,468 from related parties as of December 31, 2021 and 2020, respectively)		2,662,168	2,468,038
Inventories		81,073	144,565
Prepayments and other current assets (including $1,813,904 and $298,383 to related parties as of December 31, 2021 and 2020, respectively)		2,176,713	383,808
Due from related parties		26,364	984,806
Total current assets		5,069,481	4,231,054
Non-current assets
Deposits paid (including $1,596,075 and $526,101 to related parties as of December 31, 2021 and 2020, respectively)		2,306,160	671,921
Property and equipment, net		140,394	47,815
Operating lease right-of use assets		385,896	153,251
Operating lease right-of use assets, related parties		98,626	160,013
Intangible assets, net		2,281,790	3,028,490
Goodwill		1,406,289	1,368,915
Total Assets		11,688,636	9,661,459
Current liabilities
Operating lease obligations - current		133,586	67,915
Operating lease obligations, related parties - current		22,666	160,238
Accounts payable (including $17,789 and $87,469 to related parties as of December 31, 2021 and 2020, respectively)		239,492	251,541
Accrued liabilities		128,343	277,531
Bank and other borrowings - current		101,207
Income tax payable		25,726	321,670
Customer advances (including $nil and $15,011 from related party as of December 31, 2021 and 2020, respectively)		382,518	580,151
Due to related parties		683,981	337,400
Total current liabilities		1,717,519	1,996,446
Non-current liabilities
Operating lease obligations – non-current		240,611	85,764
Operating lease obligations, related parties – non-current		77,934	93,332
Bank and other borrowings		188,218	254,266
Total Liabilities		2,224,282	2,429,808
Stockholders’ Equity
Common stock (150,000,000 shares authorized, 15,655,038 shares issued and outstanding as of December 31, 2021 and 2020)	[1]	15,655	15,655
Additional paid in capital	[1]	11,061,233	11,061,233
Accumulated deficit and statutory reserves		(2,561,681)	(4,341,417)
Accumulated other comprehensive income		544,305	300,265
Total Fortune Valley Treasures, Inc. stockholders’ equity		9,059,512	7,035,736
Noncontrolling interests		404,842	195,915
Total Stockholders’ Equity		9,464,354	7,231,651
Total Liabilities and Stockholders’ Equity		$ 11,688,636	$ 9,661,459

[1]	Given effect of the Reverse Stock Split, See Note 12